Related Party Transactions - Key Management Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Emoluments and other benefits	¥ 16,515	¥ 15,143	¥ 16,598
Contribution to retirement benefit scheme	2,052	1,568	1,338
Key management compensation	¥ 18,567	¥ 16,711	¥ 17,936